Statutory Reserves and Restricted Net Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statutory Accounting Practices [Line Items]
Appropriations to statutory reserves, percentage	10.00%	10.00%	10.00%
Maximum percentage of statutory reserves required based on total registered capital	50.00%
Amount contributed to statutory reserves	$ 70	$ 51	$ 162
Variable Interest Entity Primary Beneficiary | Foreign Invested Enterprises
Statutory Accounting Practices [Line Items]
Restricted net assets	$ 54,498